INTELLECTUAL PROPERTY (Details Textual) - USD ($)	12 Months Ended		48 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Intellectual Property [Line Items]
Payments To Acquire Intangible Assets			$ 212,000
Amortization of Intangible Assets	$ 17,000	$ 17,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 17,000